CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows
Principal amount of convertible senior debentures	$ 12	$ 136	$ 965
Debt conversion instrument shares issued converted	2	3	27
Issuance cost, senior notes		6
Senior Notes Issuance Costs	$ 18